united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2019

Shares							Fair Value

	EXCHANGE TRADED FUND - 8.7%
	DEBT FUND - 8.7%
8,200	iShares Core U.S. Aggregate Bond ETF						$927,830
8,050	Vanguard Total Bond Market ETF						680,306
	TOTAL EXCHANGE TRADED FUND (Cost $1,604,502)						1,608,136

Par Value			Coupon Rate (%)	Maturity	Spread	Rate
	BONDS & NOTES - 90.3%
	AGENCY COLLATERAL CMO - 22.6%
$145,128	Fannie Mae Interest Strip *#		6.0000	7/25/2034			27,282
87,682	Fannie Mae Interest Strip *		6.5000	2/25/2032			16,609
279,544	Fannie Mae Interest Strip *		6.5000	12/25/2034			55,743
362,666	Fannie Mae Interest Strip *#		6.5000	9/25/2035			76,648
713,880	Fannie Mae REMICS *		3.5000	5/25/2043			28,863
277,562	Fannie Mae REMICS *		4.0000	3/25/2041			38,438
894,453	Fannie Mae REMICS *~		4.2272	9/25/2039	Monthly US LIBOR	+6.05%	95,985
2,741,169	Fannie Mae REMICS *~		4.4273	1/25/2045	Monthly US LIBOR	+6.25%	468,525
558,364	Fannie Mae REMICS *~		4.4773	1/25/2038	Monthly US LIBOR	+6.30%	98,166
276,550	Fannie Mae REMICS *		4.5000	2/25/2043			38,892
740,208	Fannie Mae REMICS *		4.5000	10/25/2048			107,186
208,982	Fannie Mae REMICS *~		4.7773	12/25/2036	Monthly US LIBOR	+6.60%	38,113
250,720	Fannie Mae REMICS *~		4.7773	7/25/2037	Monthly US LIBOR	+6.60%	34,255
815,978	Fannie Mae REMICS *~		4.8773	10/25/2035	Monthly US LIBOR	+6.70%	141,248
45,405	Fannie Mae REMICS *~		4.8773	3/25/2036	Monthly US LIBOR	+6.70%	9,355
785,026	Freddie Mac REMICS *		3.5000	10/15/2039			93,349
469,178	Freddie Mac REMICS *		4.0000	8/15/2043			31,408
599,951	Freddie Mac REMICS *		4.0000	3/15/2045			86,148
1,064,398	Freddie Mac REMICS *~		4.0787	5/15/2034	Monthly US LIBOR	+6.00%	171,176
720,355	Freddie Mac REMICS *~		4.1288	3/15/2035	Monthly US LIBOR	+6.05%	97,455
932,243	Freddie Mac REMICS *		4.5000	7/15/2046			106,938
1,698,031	Freddie Mac REMICS *~		4.6288	3/15/2040	Monthly US LIBOR	+6.55%	326,390
219,332	Freddie Mac REMICS *~		4.7288	11/15/2036	Monthly US LIBOR	+6.65%	38,767
574,207	Freddie Mac REMICS *		5.5000	3/15/2033			99,125
585,270	Freddie Mac REMICS *		5.5000	7/15/2039			71,901
98,269	Freddie Mac REMICS *~		5.9788	11/15/2032	Monthly US LIBOR	+7.90%	14,007
197,374	Freddie Mac REMICS *~		6.5000	5/15/2032			36,144
473,650	Freddie Mac Strips *		4.5000	9/15/2035			65,258
66,163	Freddie Mac Strips *		5.0000	9/15/2036			11,647
286,168	Freddie Mac Strips *		7.0000	3/15/2032			70,019
289,734	Government National Mortgage Association *		3.5000	1/20/2043			48,282
597,886	Government National Mortgage Association *		3.5000	10/20/2046			98,471
1,150,909	Government National Mortgage Association *~		3.8036	1/20/2046	Monthly US LIBOR	+5.65%	184,662
391,514	Government National Mortgage Association *		4.0000	10/20/2044			47,182
374,462	Government National Mortgage Association *		4.0000	6/20/2045			36,798
843,670	Government National Mortgage Association *		4.0000	1/20/2048			147,859
196,490	Government National Mortgage Association *~		4.1536	9/20/2040	Monthly US LIBOR	+6.00%	36,666
348,960	Government National Mortgage Association *~		4.1592	11/16/2040	Monthly US LIBOR	+6.05%	64,571
241,017	Government National Mortgage Association *~		4.2536	11/20/2043	Monthly US LIBOR	+6.10%	44,540
285,038	Government National Mortgage Association *~		4.6236	3/20/2038	Monthly US LIBOR	+6.47%	37,128
839,629	Government National Mortgage Association *~		4.6436	2/20/2038	Monthly US LIBOR	+6.49%	153,210
1,000,000	Government National Mortgage Association *		5.5000	10/20/2048			241,386
1,144,920	Government National Mortgage Association *		5.5000	10/20/2048			45,320
1,871,899	Government National Mortgage Association *		4.0000	7/20/2045			222,323
1,061,828	Government National Mortgage Association *		5.5000	9/20/2048			156,471
							4,159,909
Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2019

Par Value			Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 90.3% (Continued)
	AGRICULTURE - 1.0%
$185,000	Reynolds American, Inc.		6.8750	5/1/2020			$189,204

	AIRLINES - 7.8%
156,714	America West Airlines 2001-1 Pass Through Trust		7.1000	4/2/2021			162,494
313,469	American Airlines 2013-2 Class B Pass Through Trust ^		5.6000	7/15/2020			318,406
540,000	American Airlines Group, Inc. ^		4.6250	3/1/2020			544,725
250,000	Delta Air Lines, Inc.		2.6000	12/4/2020			250,919
151,000	United Airlines Holdings, Inc.		6.0000	12/1/2020			157,191
							1,433,735
	AUTO MANUFACTURERS - 6.7%
50,000	Daimler Finance North America LLC ^		2.4500	5/18/2020			50,144
500,000	Fiat Chrysler Automobiles NV		4.5000	4/15/2020			505,000
300,000	Ford Motor Credit Co. LLC		2.4250	6/12/2020			299,681
390,000	Ford Motor Credit Co. LLC		2.4590	3/27/2020			390,070
							1,244,895
	BANKS - 11.4%
434,000	Bank of New York Mellon Corp. #		4.9500	12/29/2049	Quarterly US LIBOR	+3.42%	438,440
100,000	Barclays Bank PLC		5.1400	10/14/2020			102,610
500,000	BNP Paribas SA #^		7.6250	3/20/2021	USSW5	+6.31%	525,175
150,000	CIT Group, Inc.		4.1250	3/9/2021			153,750
300,000	Citigroup, Inc. #		5.8750	3/27/2020	Quarterly US LIBOR	+4.06%	304,229
222,000	Goldman Sachs Group, Inc. #		5.3750	3/15/2020	Quarterly US LIBOR	+3.92%	225,282
100,000	HSBC Bank USA NA		4.8750	8/24/2020			102,316
250,000	JPMorgan Chase & Co. #		5.3000	12/29/2049	Quarterly US LIBOR	+3.80%	253,804
							2,105,606
	COMMERCIAL SERVICES - 4.3%
165,000	Moody's Corp.		5.5000	9/1/2020			169,792
485,000	Nielsen Finance LLC		4.5000	10/1/2020			485,635
128,000	UBM PLC ^		5.7500	11/3/2020			131,873
							787,300
	COMPUTERS - 5.0%
474,000	EMC Corp.		2.6500	6/1/2020			474,593
440,000	Leidos Holdings, Inc.		4.4500	12/1/2020			447,150
							921,743
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
100,000	AerCap Ireland Capital DAC		4.2500	7/1/2020			101,354
389,000	Ally Financial, Inc.		3.7500	11/18/2019			389,331
3,000	Ally Financial, Inc.		4.2500	4/15/2021			3,079
							493,764
	ELECTRIC - 0.9%
160,000	Edison International		2.1250	4/15/2020			159,614

	FOOD - 0.2%
30,000	JM Smucker Co. ^		2.5000	3/15/2020			30,052

	HEALTHCARE-PRODUCTS - 0.7%
120,000	Zimmer Biomet Holdings, Inc.		2.7000	4/1/2020			120,249

	INSURANCE - 3.2%
590,000	MetLife, Inc. #		5.2500	12/29/2049			596,416

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2019

Par Value			Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 90.3% (Continued)
	INTERNET - 1.1%
$190,000	Expedia Group, Inc.		5.9500	8/15/2020			$195,647

	INVESTMENT COMPANIES - 0.2%
40,000	FS KKR Capital Corp.		4.2500	1/15/2020			40,064

	LODGING - 3.0%
556,000	MGM Resorts International		5.2500	3/31/2020			562,255

	MEDIA - 4.9%
745,000	Cablevision Systems Corp.		8.0000	4/15/2020			765,487
26,000	Pearson Funding Five PLC ^		3.2500	5/8/2023			26,079
115,000	Time Warner Cable LLC		4.1250	2/15/2021			117,265
							908,831
	MISCELLANEOUS MANUFACTURER- 1.9%
100,000	General Electric Co.		4.3750	9/16/2020			101,953
250,000	General Electric Co. #		5.0000	12/29/2049			241,318
							343,271
	OIL & GAS - 1.7%
110,000	Petronas Capital Ltd. ~		5.0194	3/17/2020			111,100
318,000	Unit Corp.		6.6250	5/15/2021			211,470
							322,570
	PHARMACEUTICALS - 1.5%
286,000	Teva Pharmaceutical Finance IV LLC		2.2500	3/18/2020			283,140

	PIPELINES - 0.6%
100,000	Plains All American Pipeline LP / PAA Finance Corp.		5.0000	2/1/2021			102,701

	REITs (REAL ESTATE INVESTMENT TRUSTS) - 4.2%
372,000	GLP Capital LP / GLP Financing II, Inc.		4.8750	11/1/2020			379,641
400,000	SBA Tower Trust ^		3.1560	10/8/2020			401,895
							781,536
	TELECOMMUNICATIONS - 4.7%
107,000	America Movil SAB de CV		5.0000	3/30/2020			108,281
470,000	Sprint Communications, Inc.		7.0000	8/15/2020			485,355
275,000	Sprint Spectrum Co. LLC ^		3.3600	9/20/2021			277,406
							871,042

	TOTAL BONDS & NOTES (Cost $16,992,998)						16,653,544

	TOTAL INVESTMENTS - 99.0% (Cost $18,597,500)						$18,261,680
	OTHER ASSETS LESS LIABILITIES - 1.0%						181,487
	TOTAL NET ASSETS - 100.0%						$18,443,167

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2019

CMO - Collateralized Mortgage Obligation
ETF - Exchange Traded Fund
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduits
USSW5 - 5 Year Swap Rate US
* Interest Only Securities
# Variable Rate Securities
~ Floating Rate Securities
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 12.5% of the Fund's total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

FUTURES CONTRACTS
Long Contracts	Description	Maturity	Counterparty		Notional Value ***		Unrealized Gain/Loss
10	10-Year US Treasury Note Future	December 2019	Interactive Brokers		$1,302,969		$1,875
5	US Treasury Long Bond Future	December 2019	Interactive Brokers		806,875		(2,031)
		Net Unrealized Loss from Futures Contracts					$(156)

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by Anfield Universal Fixed Income ETF are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of Anfield Universal Fixed Income Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to Anfield Universal Fixed Income ETF.

Anfield Universal Fixed Income ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2019

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future optios are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process –The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Anfield Universal Fixed Income ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2019

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2019, for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,608,136	$-	$-	$1,608,136
Bonds & Notes *	-	16,653,544	-	16,653,544
Total	$1,608,136	$16,653,544	$-	$18,261,680

Liabilities
Long Futures Contracts **	$(156)	$-	$-	$(156)

* All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.
The Fund did not hold any Level 3 securities during the period.
**Cumulative appreciation (depreciation) of futures contracts is reportable in the above table.

Futures Contracts - The Fund is subject to commodity risk and index risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of October 31, 2019, the amount of realized loss on futures contracts subject to interest rate risk amounted to $3,067 for the Anfield Universal Fixed Income ETF.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Certain risks of the Fund are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments.

Underlying Fund Risk - Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Anfield Universal Fixed Income ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2019

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Cash and cash equivalents - Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
	$18,593,957	$396,035	$(728,312)	$(332,277)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/James Colantino

James Colantino, Principal Executive Officer/President

Date 12/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/James Colantino

James Colantino, Principal Executive Officer/President

Date 12/24/2019

By

/s/Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 12/24/2019